18. Fair Value Disclosures, Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repossessions/OREO, net	$ 6,685	$ 7,834
Fair Value, Measurements, Nonrecurring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	7,895	12,667
Repossessions/OREO, net	6,704	7,836
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	1,218
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	7,895	12,667
Repossessions/OREO, net	$ 6,704	$ 6,618